June 1, 2001

                          SUPPLEMENT TO PROSPECTUS FOR
                             PIONEER INDO-ASIA FUND
                               DATED APRIL 2, 2001


The Trustees of Pioneer Indo-Asia Fund ("Indo-Asia Fund") have approved the tax-free reorganization of the Indo-Asia Fund into Pioneer Emerging Markets Fund ("Emerging Markets Fund"). The proposed reorganization will be submitted for approval by Indo-Asia Fund's shareholders at a meeting anticipated to be held in September 2001. If approved by shareholders, the reorganization is expected to be effective on or as soon as possible after September 28, 2001. There can be no assurance that the reorganization will be approved or, if approved, completed.

The investment objectives and policies of Indo-Asia Fund and Emerging Markets Fund are generally similar, as shown in the following table.

         -------------------------------------------- ----------------------------------------------
         INDO-ASIA FUND                               EMERGING MARKETS FUND
         -------------------------------------------- ----------------------------------------------
         -------------------------------------------- ----------------------------------------------
         Long-term growth of capital.                 Long-term growth of capital.
         -------------------------------------------- ----------------------------------------------
         -------------------------------------------- ----------------------------------------------
         Under normal circumstances, the fund         Under normal circumstances, the fund invests
         invests at least 65% of its total assets     at least 65% of its total assets in both
         in equity securities of Indo-Asian           equity and debt securities of emerging
         issuers. The fund's investments will         market issuers. The fund normally emphasizes
         include securities of issuers in Australia   equity securities in its portfolio.
         and New Zealand but will exclude
         securities of issuers in Japan.              An emerging markets issuer:

         An Indo-Asian issuer:                        Is organized under the laws of an emerging
                                                      market country;
         Is organized under the laws of a country
         in Asia or the Indian Subcontinent;          has a principal office in an emerging market
                                                      country; or
         derives at least 50% of its revenues from
         business transacted, or has at least 50%     derives at least 50% of its gross revenues
         of its assets, in Asia or the Indian         or profits from goods or services produced
         Subcontinent; or                             in emerging markets or sales made in
                                                      emerging markets.
         has equity securities that trade
         principally on a stock exchange (including   The fund invests in at least six emerging
         an over-the-counter market) in Asia or the   markets. The Fund does not allocate more
         Indian Subcontinent.                         than 25% of its total assets (at the time of
                                                      purchase) to any one country but can invest
                                                      more than 25% of its total assets in a
                                                      particular region.
         -------------------------------------------- ----------------------------------------------
         -------------------------------------------- ----------------------------------------------
         The fund may invest up to 35% of its total   The fund may invest up to 35% of its total
         assets (at the time of purchase) in equity   assets (at the time of purchase) in equity
         securities of companies located outside of   and debt securities of corporate or
         Asia and the Indian Subcontinent.            government issuers in any developed country
                                                      (other than the U.S.) and short-term debt
                                                      securities for cash management purposes.
         -------------------------------------------- ----------------------------------------------


         -------------------------------------------- ----------------------------------------------
         The fund may invest up to 25% of its total   The fund may also invest in Brady bonds and
         assets (at the time of purchase) in debt     debt securities of any quality or maturity.
         securities of corporate and government       The fund may not invest more than 10% of its
         issuers.                                     net assets in debt securities rated below
                                                      investment grade or in unrated securities of
                                                      comparable quality.
         -------------------------------------------- ----------------------------------------------

Pioneer Investment Management, Inc. ("Pioneer") intends to close Indo-Asia Fund to new accounts on June 29, 2001. While otherwise closed to new investments, Indo-Asia Fund may permit (i) shareholders of record to make additional investments to an existing account, (ii) purchases by certain employer-sponsored retirement plans and (iii) transfers of assets in connection with re-registration. Pioneer may amend this policy or reopen the fund to new investments at any time.

FUND ADVISORY FEE RATES

Emerging Markets Fund pays Pioneer a management fee at a higher rate than Indo-Asia Fund. The contractual management fee rates (expressed as an annual percentage of average daily net assets) payable by Indo-Asia Fund and Emerging Markets Fund are shown in the following table.

                ------------------------------- ----------------------
                NAME OF FUND                    ANNUAL FEE RATE
                ------------------------------- ----------------------
                ------------------------------- ----------------------
                Indo-Asia Fund                  1.10%

                Emerging Markets Fund           1.25%
                ------------------------------- ----------------------

FUND EXPENSE RATIOS

The following table shows the expense ratios of Class A, B and C shares of each fund for the most recently completed fiscal year.

---------------------------------------------- -----------------------------------------------
NAME OF FUND                                   EXPENSE RATIO
---------------------------------------------- -----------------------------------------------
---------------------------------------------- --------------- --------------- ---------------
                                               CLASS A         CLASS B         CLASS C
---------------------------------------------- --------------- --------------- ---------------
---------------------------------------------- --------------- --------------- ---------------
Indo-Asia Fund (gross expenses)                2.61%*          3.41%*          3.39%*
---------------------------------------------- --------------- --------------- ---------------
---------------------------------------------- --------------- --------------- ---------------
Indo-Asia Fund (net of expense limitation)     2.10%*          2.95%*          2.89%*
---------------------------------------------- --------------- --------------- ---------------
---------------------------------------------- --------------- --------------- ---------------
Emerging Markets Fund                          2.19%           3.05%           2.85%
---------------------------------------------- --------------- --------------- ---------------

* Pioneer has agreed not to impose during Indo-Asia Fund's current fiscal year all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class A expenses to 2.10% of the average daily net assets attributable to Class A Shares. The portion of the expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may amend or eliminate this expense limitation agreement at the end of any fiscal year.




                                                                   10099-00-0501
                                             (C) Pioneer Funds Distributor, Inc.